Submission	Oct. 27, 2025
Submission [Line Items]
Central Index Key	0000096536
Registrant Name	Taylor Devices, Inc.
Form Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A